Employee benefits expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits expense
Schedule of employee benefits expense

	Three months ended March 31
US$ thousand	2023	2022
Included in cost of goods sold:
Wages and salaries	$(11,716)	$(11,660)
Defined contribution plans	(1,574)	(1,513)
Other employee benefits	—	(3)
Total	$(13,290)	$(13,176)

US$ thousand	2022	2021
Included in cost of goods sold:
Wages and salaries	(44,189)	(47,089)
Defined contribution plans	(4,694)	(5,589)
Other employee benefits	(28)	(147)
Total	(48,911)	(52,825)

US$thousand	2021	2020
Included in cost of goods sold:
Wages and salaries	(47,089)	(40,973)
Defined contribution plans	(5,589)	(4,305)
Other employee benefits	(147)	(584)
Total	(52,825)	(45,862)